10. INCOME TAXES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Non-Current deferred tax asset:
Net operating loss carry-forwards	$ 2,374,000	$ 1,024,000
Valuation allowance	(2,374,000)	(1,024,000)
Net non-current deferred tax asset	$ 0	$ 0